INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2017
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Current and Non-Current Inventories

	December 31, 2017	December 31, 2016
Finished goods	$52.8	$49.1
Ore stockpiles	5.0	9.1
Mine supplies	142.2	149.7
	200.0	207.9
Non-current ore stockpiles	177.6	156.0
	$377.6	$363.9